Composition of Certain Financial Statement Captions - Future Amortization Expense on Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 140
2026	136
2027	136
2028	57
Intangible Asset, Net	$ 469	$ 42